EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.68%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class D
$ 2,000,000	1.14%, 03/15/2027	$ 1,907,418
	Series 2021-3 Class D
2,000,000	1.34%, 11/15/2027	1,862,803
	Series 2021-4 Class D
1,550,000	1.82%, 02/14/2028	1,444,082
450,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	435,571
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 6.42%, 10/22/2034 3-mo. LIBOR + 1.60%	2,520,081
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 6.47%, 01/25/2034 3-mo. LIBOR + 1.65%	2,553,100
600,000	BlueMountain Ltd(a)(b) Series 2018-2A Class B 6.56%, 08/15/2031 3-mo. LIBOR + 1.70%	580,286
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 6.62%, 11/20/2034 3-mo. LIBOR + 1.70%	2,008,606
2,000,000	Carlyle US Ltd(a)(b) Series 2021-1A Class A2 6.24%, 04/15/2034 3-mo. LIBOR + 1.45%	1,927,522
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	929,532
1,100,000	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	1,110,738
1,220,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	1,114,465
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,117,197
800,000	Dryden Senior Loan Fund(a)(b) Series 2017-50A Class B 6.44%, 07/15/2030 3-mo. LIBOR + 1.65%	778,664
	DT Auto Owner Trust(a)
	Series 2019-3A Class D
1,531,295	2.96%, 04/15/2025	1,516,556
	Series 2020-3A Class D
1,625,000	1.84%, 06/15/2026	1,529,721
	Series 2021-1A Class D
2,000,000	1.16%, 11/16/2026	1,854,177
	Series 2021-3A Class D
2,250,000	1.31%, 05/17/2027	2,035,599
Principal Amount		Fair Value
Non-Agency — (continued)
	Exeter Automobile Receivables Trust
	Series 2021-1A Class D
$ 1,170,000	1.08%, 11/16/2026	$ 1,111,306
	Series 2021-3A Class D
2,110,000	1.55%, 06/15/2027	1,943,645
	Series 2022-5A Class A2
2,621,553	5.29%, 01/15/2025	2,620,676
4,950,000	HPS Loan Management Ltd(a)(b) Series 15A-19 Class A1R 5.97%, 01/22/2035 3-mo. SOFR + 1.32%	4,814,830
2,000,000	KKR Ltd(a)(b) Series 31A Class B 6.31%, 04/20/2034 3-mo. LIBOR + 1.50%	1,900,358
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 6.49%, 04/15/2034 3-mo. LIBOR + 1.70%	1,907,138
1,400,000	Octagon Investment Partners Ltd(a)(b) Series 2019-4A Class A1R 6.02%, 05/12/2031 3-mo. LIBOR + 1.15%	1,380,191
1,600,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,407,304
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
900,000	1.35%, 07/15/2027	849,192
	Series 2021-3 Class D
1,100,000	1.33%, 09/15/2027	1,034,840
	Series 2021-4 Class D
1,250,000	1.67%, 10/15/2027	1,165,941
	Series 2022-5 Class C
900,000	4.74%, 10/16/2028	882,211
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
750,000	1.23%, 12/15/2026	694,475
	Series 2022-1A Class D
3,300,000	3.49%, 03/15/2027	3,120,572
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	447,956
		52,506,753

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — 0.02%
$ 129,161	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 4.63%, 07/25/2031 1-mo. LIBOR + 0.12%	$ 127,307
TOTAL ASSET-BACKED SECURITIES — 7.70% (Cost $55,243,624)		$52,634,060
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 60.21%
	Federal Home Loan Mortgage Corp
475	9.50%, 04/01/2025	475
175,089	3.00%, 12/01/2026	170,617
158,762	2.50%, 01/01/2029	152,602
233,692	3.00%, 07/01/2029	226,997
332,483	3.50%, 02/01/2032	327,447
7,690	7.50%, 03/01/2032	7,669
36,698	5.50%, 08/01/2033	37,911
27,738	5.50%, 01/01/2034	28,656
305,917	4.00%, 05/01/2034	298,980
64,121	5.50%, 10/01/2034	66,244
1,088,749	2.50%, 06/01/2035	1,011,294
119,994	5.00%, 09/01/2035	122,681
137,394	5.00%, 12/01/2035	140,468
1,006,374	2.00%, 01/01/2036	907,963
10,507	5.00%, 01/01/2036	10,742
115,506	6.00%, 01/01/2036	120,512
48,920	6.00%, 03/01/2036	51,040
59,391	6.00%, 07/01/2036	62,263
670,829	3.00%, 09/01/2036	629,415
11,777	5.50%, 05/01/2038	12,240
16,060	6.00%, 05/01/2038	16,718
38,073	5.00%, 06/01/2038	38,926
272,430	4.50%, 02/01/2040	274,275
389,693	5.00%, 03/01/2040	398,444
122,201	4.00%, 02/01/2041	119,724
2,291,579	2.00%, 01/01/2042	1,969,544
2,243,630	2.50%, 01/01/2042	1,987,489
228,451	3.50%, 06/01/2042	218,189
127,998	3.50%, 11/01/2042	122,241
644,496	4.00%, 05/01/2044	631,027
526,064	3.00%, 11/01/2046	481,115
1,041,096	3.00%, 12/01/2046	953,751
1,546,586	2.50%, 11/01/2050	1,336,450
2,883,220	3.00%, 02/01/2051	2,609,411
1,933,976	2.00%, 03/01/2051	1,625,888
5,646,172	2.00%, 05/01/2051	4,679,079
2,810,600	3.00%, 07/01/2051	2,541,364
2,164,023	2.50%, 10/01/2051	1,867,002
3,172,042	2.50%, 02/01/2052	2,750,787
3,228,453	3.00%, 04/01/2052	2,911,792
3,279,717	3.50%, 05/01/2052	3,053,662
12,560,591	4.50%, 07/01/2052	12,395,053
3,408,919	3.50%, 08/01/2052	3,174,418
10,089,299	4.50%, 08/01/2052	9,930,651
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 6,229,047	4.50%, 09/01/2052	$ 6,134,870
3,008,575	5.00%, 09/01/2052	3,006,203
6,339,407	5.00%, 10/01/2052	6,386,492
5,932,383	5.00%, 01/01/2053	5,933,479
5,959,613	5.50%, 02/01/2053	6,047,946
3,097,150	5.00%, 03/01/2053	3,100,486
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K061 Class A2
3,550,000	3.35%, 11/25/2026(c)	3,423,048
	Series K062 Class AM
2,000,000	3.51%, 12/25/2026	1,938,304
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,684,361
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	4,726,666
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(c)	2,703,473
	Series K069 Class AM
2,000,000	3.25%, 09/25/2027(c)	1,903,419
	Series K070 Class A2
2,050,000	3.30%, 11/25/2027(c)	1,972,705
	Series K071 Class A2
1,680,000	3.29%, 11/25/2027	1,615,121
	Series K073 Class A2
1,750,000	3.35%, 01/25/2028	1,685,846
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,412,092
	Series K074 Class A2
1,950,000	3.60%, 01/25/2028	1,899,055
	Series K078 Class A2
2,000,000	3.85%, 06/25/2028	1,968,323
	Series K078 Class AM
1,750,000	3.92%, 06/25/2028	1,721,408
	Series K084 Class A2
1,750,000	3.78%, 10/25/2028(c)	1,706,695
	Series K095 Class A1
1,239,322	2.63%, 11/25/2028	1,181,216
	Series K154 Class A2
6,000,000	3.42%, 04/25/2032	5,702,842
	Series K737 Class A2
1,750,000	2.53%, 10/25/2026	1,650,360
	Series KJ41 Class A2
6,775,000	3.47%, 02/25/2031	6,398,224
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,971,696	3.50%, 09/15/2047	2,766,279
	Series 5238 Class BC
3,267,125	4.00%, 09/25/2049	3,157,772
	Federal National Mortgage Association
494	8.50%, 08/01/2024	496
83,852	3.00%, 06/01/2027	81,504
440,349	3.00%, 08/01/2029	422,590
327,545	3.00%, 10/01/2030	313,416
31,087	7.00%, 02/01/2031	31,643

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 32,417	7.00%, 09/01/2031	$ 34,096
78,981	6.50%, 12/01/2031	81,463
44,046	7.00%, 12/01/2031	45,025
99,037	6.50%, 01/01/2032	102,202
32,489	7.00%, 01/01/2032	32,571
21,652	6.50%, 02/01/2032	22,332
1,022,483	3.00%, 05/01/2032	966,056
89,122	6.00%, 03/01/2033	93,145
56,979	5.50%, 07/01/2033	58,800
116,407	5.00%, 09/01/2033	118,767
20,826	5.50%, 09/01/2033	21,441
2,898,222	4.00%, 02/01/2034	2,873,010
50,548	5.50%, 03/01/2034	52,164
1,253,112	3.00%, 06/01/2034	1,190,051
451,248	3.00%, 10/01/2034	428,481
1,857,751	3.00%, 11/01/2034	1,769,974
68,076	5.50%, 12/01/2034	70,255
106,867	5.50%, 02/01/2035	110,286
63,884	5.00%, 09/01/2035	65,240
141,487	5.00%, 10/01/2035	144,495
49,101	5.50%, 10/01/2035	50,673
71,742	6.00%, 01/01/2036	74,860
20,581	6.00%, 02/01/2036	21,433
23,264	6.00%, 03/01/2036	24,209
89,710	5.50%, 05/01/2036	92,582
2,852,120	2.00%, 11/01/2036	2,574,771
5,454,306	2.00%, 02/01/2037	4,921,580
2,770,680	2.50%, 02/01/2037	2,574,243
2,630,840	2.00%, 03/01/2037	2,374,256
2,411,204	2.50%, 03/01/2037	2,243,801
1,381,645	2.50%, 04/01/2037	1,284,598
33,283	6.00%, 05/01/2037	34,771
2,066,660	3.00%, 06/01/2037	1,959,447
51,980	5.00%, 07/01/2037	53,083
106,800	5.00%, 04/01/2039	109,074
261,776	4.50%, 05/01/2039	263,266
103,673	4.50%, 06/01/2039	104,262
86,644	4.50%, 08/01/2039	86,911
259,466	5.00%, 11/01/2039	264,377
142,868	5.00%, 12/01/2039	145,915
158,940	5.00%, 06/01/2040	162,332
631,265	4.50%, 08/01/2040	634,848
66,642	4.50%, 09/01/2040	67,021
212,811	5.00%, 09/01/2040	217,346
177,335	4.50%, 11/01/2040	178,344
120,253	5.00%, 01/01/2041	121,998
159,151	4.50%, 02/01/2041	159,643
30,356	4.00%, 03/01/2041	29,709
720,559	4.50%, 03/01/2041	724,019
205,081	4.00%, 09/01/2041	200,708
263,545	4.50%, 10/01/2041	265,044
573,834	3.50%, 12/01/2041	547,462
830,066	4.00%, 12/01/2041	813,986
2,828,826	2.50%, 02/01/2042	2,506,166
460,007	4.00%, 07/01/2042	451,806
275,300	3.50%, 09/01/2042	254,462
293,864	3.50%, 10/01/2042	280,297
420,992	3.00%, 03/01/2043	388,267
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 287,400	3.00%, 07/01/2043	$ 260,098
405,155	3.00%, 08/01/2043	373,658
267,116	3.00%, 09/01/2043	246,353
6,368,203	2.50%, 03/01/2047	5,566,198
4,333,396	3.50%, 07/01/2047	4,134,223
1,433,023	4.00%, 08/01/2047	1,393,881
604,579	3.50%, 03/01/2048	569,948
3,245,507	3.00%, 01/01/2049	2,986,088
458,297	3.00%, 12/01/2049	414,574
310,999	3.00%, 01/01/2050	281,958
1,354,855	2.50%, 08/01/2050	1,170,445
1,475,191	2.50%, 10/01/2050	1,275,045
3,788,538	2.00%, 11/01/2050	3,175,917
3,052,656	2.00%, 12/01/2050	2,566,589
3,499,298	2.00%, 01/01/2051	2,941,831
1,464,574	2.00%, 05/01/2051	1,213,782
3,877,890	2.50%, 08/01/2051	3,345,940
8,621,767	2.00%, 10/01/2051	7,141,416
2,252,220	2.50%, 10/01/2051	1,943,277
3,396,837	2.00%, 11/01/2051	2,835,825
5,553,683	2.50%, 01/01/2052	4,790,172
5,739,581	3.50%, 01/01/2052	5,362,691
9,535,454	2.50%, 02/01/2052	8,267,489
11,787,754	2.00%, 03/01/2052	9,848,196
3,108,601	2.50%, 03/01/2052	2,701,545
11,947,487	3.00%, 03/01/2052	10,786,758
2,689,918	3.50%, 04/01/2052	2,525,859
3,411,908	4.00%, 06/01/2052	3,288,476
3,688,764	4.00%, 07/01/2052	3,545,056
3,347,329	4.50%, 07/01/2052	3,302,215
3,087,674	5.00%, 07/01/2052	3,124,992
3,463,552	4.00%, 08/01/2052	3,314,678
9,655,651	4.50%, 08/01/2052	9,470,879
5,073,220	5.00%, 08/01/2052	5,063,915
3,424,013	4.50%, 09/01/2052	3,367,364
3,285,218	4.50%, 10/01/2052	3,221,771
9,280,492	5.00%, 10/01/2052	9,301,757
5,102,701	4.50%, 11/01/2052	4,999,630
3,308,708	5.00%, 11/01/2052	3,317,152
2,853,367	5.00%, 01/01/2053	2,854,324
3,394,265	5.00%, 02/01/2053	3,391,224
1,069,974	3.50%, 08/01/2056	999,503
1,148,139	3.00%, 02/01/2057	1,020,288
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,850,000	2.47%, 04/25/2026	1,752,503
	Series 2018-M2 Class A2
1,668,307	2.91%, 01/25/2028(c)	1,569,615
	Series 2018-M3 Class A2
3,652,853	3.07%, 02/25/2030(c)	3,403,546
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2022-35 Class CK
3,230,196	4.00%, 03/25/2047	3,136,934
	Series 2022-42 Class BA
3,273,963	4.00%, 06/25/2050	3,183,933

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Government National Mortgage Association
$13,100,000	5.00%, TBA	$ 13,116,375
134	8.00%, 11/20/2023	134
388	7.50%, 10/20/2028	389
918	7.50%, 12/20/2028	936
3,066,922	2.50%, 03/20/2051	2,693,041
1,981,306	3.00%, 08/20/2051	1,811,269
7,164,775	2.50%, 11/20/2051	6,307,010
7,530,423	2.00%, 12/20/2051	6,406,032
6,943,541	3.50%, 02/20/2052	6,508,410
7,013,232	3.50%, 06/20/2052	6,573,708
3,491,966	4.00%, 07/20/2052	3,364,618
3,504,079	3.50%, 08/20/2052	3,284,472
3,425,641	4.50%, 08/20/2052	3,374,936
6,703,961	4.50%, 09/20/2052	6,607,820
3,197,888	5.00%, 09/20/2052	3,232,544
3,205,305	5.00%, 10/20/2052	3,241,194
	Vendee Mortgage Trust
	Series 1993-3 Class 1
33,337	3.55%, 09/15/2023(c)	33,132
	Series 1996-3 Class 1Z
233,531	6.75%, 09/15/2026	235,595
	Series 2002-1 Class 1A
191,013	6.00%, 10/15/2031	195,129
TOTAL MORTGAGE-BACKED SECURITIES — 60.21% (Cost $430,503,452)		$411,427,229
U.S. GOVERNMENT AGENCY BONDS AND NOTES
500,000	Federal Home Loan Bank 5.75%, 06/12/2026	525,735
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.08% (Cost $540,030)		$525,735
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
21,000,000	4.63%, 02/28/2025(d)	21,204,258
8,500,000	3.88%, 01/15/2026	8,502,656
31,200,000	4.00%, 02/15/2026(d)	31,329,187
1,500,000	3.88%, 11/30/2027	1,515,586
12,200,000	3.50%, 01/31/2028	12,136,141
9,900,000	3.88%, 11/30/2029(e)	10,071,316
7,000,000	1.50%, 02/15/2030	6,136,484
11,800,000	4.13%, 11/15/2032	12,399,219
19,300,000	2.38%, 02/15/2042	15,519,914
13,500,000	3.25%, 05/15/2042	12,454,277
4,500,000	2.50%, 02/15/2045	3,590,684
6,400,000	3.00%, 02/15/2048	5,582,500
10,300,000	3.00%, 08/15/2048	8,994,395
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$30,500,000	2.88%, 05/15/2052	$ 26,091,797
TOTAL U.S. TREASURY BONDS AND NOTES — 25.69% (Cost $176,569,679)		$175,528,414
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
750,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(f), 4.89%(g)	750,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.11% (Cost $750,000)		$750,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.03%
34,400,000	Federal Home Loan Bank(h) 4.41%, 04/03/2023	34,391,686
U.S. Treasury Bonds and Notes — 5.46%
	U.S. Treasury Bills(h)
13,000,000	4.59%, 04/20/2023	12,968,568
10,000,000	4.94%, 08/17/2023	9,814,236
15,200,000	4.83%, 02/22/2024(d)	14,560,781
		37,343,585
Repurchase Agreements — 3.93%
6,114,090	Undivided interest of 11.83% in a repurchase agreement (principal amount/value $51,760,220 with a maturity value of $51,780,924) with JP Morgan Securities, 4.80%, dated 3/31/23 to be repurchased at $6,114,090 on 4/3/23 collateralized by U.S. Treasury securities, 0.50% - 3.25%, 11/15/25 - 8/31/27, with a value of $52,795,426.(f)	6,114,090

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,908,278	Undivided interest of 4.64% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $6,908,278 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(f)	$ 6,908,278
6,908,278	Undivided interest of 4.65% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $6,908,278 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(f)	6,908,278
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 6,908,278	Undivided interest of 4.70% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $6,908,278 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(f)	$ 6,908,278
		26,838,924
TOTAL SHORT TERM INVESTMENTS — 14.42% (Cost $98,574,195)		$98,574,195
TOTAL INVESTMENTS — 108.21% (Cost $762,180,980)		$739,439,633
OTHER ASSETS & LIABILITIES, NET — (8.21)%		$(56,127,258)
TOTAL NET ASSETS — 100.00%		$683,312,375

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2023.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	All or a portion of the security is on loan at March 31, 2023.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2023.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
U.S. 10 Year Treasury Note Futures	140	USD	16,089,063	June 2023	$313,625
U.S. 5 Year Treasury Note Futures	275	USD	30,114,648	June 2023	629,609
U.S. Long Bond Futures	85	USD	11,148,281	June 2023	359,375
				Net Appreciation	$1,302,609
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Government Money Market Mutual Funds and Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

March 31, 2023

Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 212 long futures contracts and an average of 0 short futures contracts for the reporting period.

March 31, 2023